Income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Income/(loss) per share
Schedule of basic and diluted income/(loss) per share

The reported basic and diluted income/(loss) per share were as follows:
	2025	2024	2023
	$	$	$
Income/(loss) per share from continuing operations
Basic	1.80	(4.45)	(5.75)
Diluted	1.77	(4.45)	(5.75)

Loss per share from discontinued operations
Basic	(1.38)	(0.45)	(0.18)
Diluted	(1.38)	(0.45)	(0.18)

Income/(loss) per share
Basic	0.43	(4.90)	(5.93)
Diluted	0.42	(4.90)	(5.93)

	2025	2024	2023
	$’m	$’m	$’m

Income/(loss) from continuing operations
Income/(loss) for the year	604.4	(1,480.0)	(1,916.9)
Exclude: loss for the year attributable to non-controlling interests	—	(1.1)	(0.4)
Income/(loss) for the year attributable to owners of the Company	604.4	(1,481.1)	(1,917.3)

Income/(loss) from discontinued operations
Income/(loss) for the year	(477.6)	(164.2)	(71.3)
Exclude: loss for the year attributable to non-controlling interests	16.8	13.3	11.1
Income/(loss) for the year attributable to owners of the Company	(460.8)	(150.9)	(60.2)

Income/(loss) for the year	126.8	(1,644.2)	(1,988.2)
Exclude: loss for the year attributable to non-controlling interests	16.8	12.2	11.6
Income/(loss) for the year attributable to owners of the Company	143.6	(1,632.0)	(1,976.6)

	2025	2024	2023
	number	number	number
	(’000)	(’000)	(’000)

Weighted average number of ordinary shares outstanding	335,046	333,063	333,176
Weighted average number of potential ordinary shares	6,591	2,060	1,980